Pension and Severance Plans (Accumulated Benefit Obligations for All Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 1,005,557	¥ 998,501
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 340,353	¥ 329,989